UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York 14221


Form 13F File Number: 28-7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            8/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $111,690,970.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 7,278,009   42,425          SOLE       NONE        x      0    0
CHEVRON                          COMMON         166764100 6,166,698   59,964          SOLE       NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 5,060,175  104,076          SOLE       NONE        x      0    0
PFIZER                           COMMON         717081103 4,758,209  230,981          SOLE       NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,719,796   53,325          SOLE       NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 4,047,408   46,845          SOLE       NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,936,544   55,893          SOLE       NONE        x      0    0
AFLAC INC                        COMMON         1055102   3,627,036   77,700          SOLE       NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,610,785  191,452          SOLE       NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,583,449  161,708          SOLE       NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301 3,401,300   40,214          SOLE       NONE        x      0    0
TEVA                             COMMON         881624209 3,395,894   70,425          SOLE       NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,380,879   50,825          SOLE       NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 3,185,509   23,935          SOLE       NONE        x      0    0
CSX                              COMMON         126408103 3,081,506  117,525          SOLE       NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 3,009,499   73,510          SOLE       NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 2,940,113   46,250          SOLE       NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,798,227   56,450          SOLE       NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,726,718   33,506          SOLE       NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 2,691,184   47,640          SOLE       NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,554,300   62,300          SOLE       NONE        x      0    0
NUCOR                            COMMON         670346105 2,532,969   61,450          SOLE       NONE        x      0    0
SUNCOR                           COMMON         867224107 2,502,400   64,000          SOLE       NONE        x      0    0
DONALDSON                        COMMON         257651109 2,500,016   41,200          SOLE       NONE        x      0    0
AT&T                             COMMON         00206R102 2,388,259   76,035          SOLE       NONE        x      0    0
APPLE                            COMMON         37833100  2,329,550    6,940          SOLE       NONE        x      0    0
XBI                              COMMON         78463X301 2,275,549   31,125          SOLE       NONE        x      0    0
ENCANA                           COMMON         292505104 2,137,596   69,425          SOLE       NONE        x      0    0
STRYKER                          COMMON         863667101 2,101,102   35,800          SOLE       NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,037,022   78,347          SOLE       NONE        x      0    0
HOME DEPOT                       COMMON         437076102 1,878,913   51,875          SOLE       NONE        x      0    0
CISCO                            COMMON         17275R102 1,575,751  100,945          SOLE       NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,565,184   50,950          SOLE       NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,177,575   17,500          SOLE       NONE        x      0    0
VAW                              COMMON         92204A801 1,143,010   13,280          SOLE       NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,081,190    9,975          SOLE       NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   875,610   16,200          SOLE       NONE        x      0    0
3M                               COMMON         88579Y101   493,220    5,200          SOLE       NONE        x      0    0
SYSCO CORP                       COMMON         871829107   432,623   13,875          SOLE       NONE        x      0    0
BARCLAYS                         COMMON         06738E204   415,268   25,275          SOLE       NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   294,929   10,184          SOLE       NONE        x      0    0


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